Financial Assets and Liabilities (Details 3) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Securities loaned
Gross Amounts of Recognized Liabilities	$ 876,782	$ 497,862
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	876,782	497,862
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(874,615)	(490,768)
Cash collateral received	(757)	(2,812)
Net Amount	1,410	4,282
Securities sold under agreements to repurchase
Gross Amounts of Recognized Liabilities	246	2,006
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	246	2,006
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(246)	(2,006)
Total
Gross Amounts of Recognized Liabilities	1,251,546	2,145,779
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	890,040	516,150
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(875,499)	(492,853)
Cash collateral received	(13,131)	(19,015)
Net Amount	1,410	4,282
Receivables from broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts	90,200	46,400
Payables to broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts	89,800	(3,600)
Currency forwards
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	373,870	1,645,820
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	12,364	16,191
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Cash collateral received	(12,364)	(16,191)
Options
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	214	79
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	214	79
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(214)	(79)
Interest rate swaps
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	434	12
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	434	12
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(424)
Cash collateral received	$ (10)	$ (12)